UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave.
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2017

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

LETTER TO SHAREHOLDERS

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Master Income ETF (the “Fund”), Ticker: HIPS. The information presented in this Report relates to the operations of HIPS for the six-month period ending May 31, 2017 (the “Period”).

As you may recall, the Fund seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The TFMS HIPS 300 Index is constructed to capture up to 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities.

For the six-month time period from December 1, 2016 through May 31, 2017 the Fund was up 7.04% at market and 6.82% at NAV. This compares to the S&P 500 Index, a broad market Index that was up 10.81% during the same time period.

For the Period, the largest positive contributor to return was Blackstone Group

(BX US), adding 153 basis points (“bps”) to the return of the Fund, gaining 33.33% with an average weighting of 5.37%. The second largest contributor to return was Annaly Capital Management (NLY US), adding 62bps to the return of the Fund, gaining 24.01% with an average weighting of 2.71%.  The third largest contributor to return was Apollo Global Management (APO US), adding 57bps to the return of the Fund, gaining 45.84% with an average weighting of 1.39%.

For the Period, the largest negative contributor to return was DDR Corp (DDR US), detracting 54bps from the return of the Fund, declining 42.60% with an average weighting of 0.87%. The security contributing second-most negatively was Plains All American Pipeline (PAA US), detracting 45bps from the return of the Fund, and declining 16.71% with an average weighting of 2.41%. The third largest negative contributor to return was Spirit Realty Capital (SRC US), detracting 43 bps from the return of the Fund, and declining 30.62% with an average weight of 1.23%.

For the Period, the best performing security in the Fund was Fortress Investment (FIG US) gaining 57.16% and contributing 18bps to the return of the Fund. The second-best performing security for the period was Apollo Global Management (APO US), gaining 45.84% and contributing 57bps to the return of the Fund. The

Master Income ETF

third-best performing security was Alon USA Energy (ALJ US), gaining 37.31% for the Period and contributing 2bps to the return of the Fund.

For the Period, the worst performing security in the Fund was Memorial Production Partners (MEMP US), declining 72.30% and reducing the return of the Fund by 1bps. The second-worst performing security in the Fund was Fifth Street Asset Management (FSAM US), declining 44.67% and reducing the return of the Fund by 2bps. The third-worst performing security in the Fund was Penn Real Estate Investment Trust (PEI US), declining 42.83% and reducing the return of the Fund by 16bps.

We appreciate your investment in the Master Income ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investing involves risk; Principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in foreign securities involves greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in smaller companies involve additional risks, such as limited liquidity and greater volatility. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. A REIT’s share price may decline because of adverse developments affecting the real estate industry. Shares of an ETF are bought and sold at market price (not net asset value “NAV”) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.  Unlike mutual funds, ETFs may trade at a premium or discount to their NAV.

One may not directly invest in an index.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Exchange Traded Concepts, LLC serves as the investment adviser to the Master Income ETF. The Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Exchange Traded Concepts, LLC or any of its affiliates.

Master Income ETF

PORTFOLIO ALLOCATION
As of May 31, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Real Estate and Rental and Leasing	41.8%
Closed-End Fund	17.9
Transportation and Warehousing	17.7
Finance and Insurance	17.3
Mining, Quarrying, and Oil and Gas Extraction	3.0
Manufacturing	0.9
Retail Trade	0.5
Wholesale Trade	0.3
Short-Term Investments	0.3
Utilities	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 81.7%

	Finance and Insurance – 17.3%
1,203	AllianceBernstein Holding LP(a)	$27,128
5,890	Apollo Global Management LLC(a)	159,207
2,707	Ares Management LP(a)	48,861
1,123	Artisan Partners Asset Management, Inc.	31,781
17,336	Blackstone Group LP(a)	570,008
4,777	Carlyle Group LP(a)	84,314
295	Cohen & Steers, Inc.	11,564
443	Ellington Financial LLC(a)	7,349
1,290	Federated Investors, Inc.	34,262
671	Fifth Street Asset Management, Inc.	2,516
5,152	Fortress Investment Group LLC(a)	41,010
5,864	Invesco, Ltd.	185,889
11,906	KKR & Company LP(a)	219,309
1,317	Manning & Napier, Inc.	6,124
2,247	Oaktree Capital Group LLC(a)	104,148
1,219	Waddell & Reed Financial, Inc.	20,406
		1,553,876

	Manufacturing – 0.9%
265	CVR Energy, Inc.	5,289
1,076	Ship Finance International Limited	14,526
1,222	Tesoro Logistics LP(a)	64,742
		84,557

	Mining, Quarrying, and Oil and Gas Extraction – 3.0%
738	Archrock Partners LP(a)	11,432
2,744	Black Stone Minerals LP(a)	44,810
2,574	EnLink Midstream Partners LP(a)	43,681
4,413	Williams Partners LP(a)	172,857
		272,780

	Real Estate and Rental and Leasing – 41.8%
8,174	AGNC Investment Corporation#	169,937
1,248	Altisource Residential Corporation#	17,148
23,358	Annaly Capital Management, Inc.#	279,828
2,202	Anworth Mortgage Asset Corporation#	13,322
1,805	Apollo Commercial Real Estate Finance, Inc.#	33,320
325	Arlington Asset Investment Corporation	4,667
1,081	Armada Hoffler Properties, Inc.#	14,280

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
833	ARMOUR Residential REIT, Inc.#	$21,650
2,160	Blackstone Mortgage Trust, Inc.#	67,068
575	Bluerock Residential Growth REIT, Inc.#	7,015
2,195	Capstead Mortgage Corporation#	23,135
4,159	CBL & Associates Properties, Inc.#	31,983
4,066	Chimera Investment Corporation#	75,628
3,047	Columbia Property Trust, Inc.#	65,815
2,668	CoreCivic, Inc.#	76,705
3,471	CYS Investments, Inc.#	29,261
7,523	DDR Corporation#	64,547
2,062	DuPont Fabros Technology, Inc.#	112,647
1,472	EPR Properties#	104,380
2,646	Franklin Street Properties Corporation#	29,768
4,408	Gaming & Leisure Properties, Inc.#	161,818
616	Gladstone Commercial Corporation#	12,542
1,411	Global Net Lease, Inc.#	31,804
1,737	Government Properties Income Trust#	37,519
3,559	Gramercy Property Trust#	105,168
1,131	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc.#	24,780
1,450	Independence Realty Trust, Inc.#	13,935
2,662	Invesco Mortgage Capital, Inc.#	42,965
2,872	Investors Real Estate Trust#	16,801
5,553	Iron Mountain, Inc.#	193,911
2,068	Kite Realty Group Trust#	37,162
3,075	Ladder Capital Corporation#	43,265
2,253	Lamar Advertising Co.#	157,733
5,158	Lexington Realty Trust#	49,568
1,075	Life Storage, Inc.#	80,518
9,276	MFA Financial, Inc.#	77,176
1,646	Monmouth Real Estate Investment Corporation#	24,032
1,063	MTGE Investment Corporation#	19,400
6,938	New Residential Investment Corporation#	111,632
2,634	New York Mortgage Trust, Inc.#	16,383
372	One Liberty Properties, Inc.#	8,296
3,128	Outfront Media, Inc.#	71,475

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
1,738	Pennsylvania Real Estate Investment Trust#	$18,597
1,551	PennyMac Mortgage Investment Trust#	27,174
734	Preferred Apartment Communities, Inc.#	11,252
2,001	RAIT Financial Trust#	4,462
1,917	Ramco-Gershenson Properties Trust#	24,135
1,780	Redwood Trust, Inc.#	30,118
5,743	Retail Properties of America, Inc.#	70,639
1,538	Select Income REIT#	36,697
11,730	Spirit Realty Capital, Inc.#	84,807
2,229	STAG Industrial, Inc.#	60,138
5,867	Starwood Property Trust, Inc.#	129,192
4,119	STORE Capital Corporation#	83,945
8,021	Two Harbors Investment Corporation#	80,050
627	UMH Properties, Inc.#	10,471
3,479	Uniti Group, Inc.#	87,010
23,522	VEREIT, Inc.#	194,526
4,556	Washington Prime Group, Inc.#	34,762
914	Whitestone REIT#	10,538
2,585	WP Carey, Inc.#	168,619
		3,747,119

	Retail Trade – 0.5%
887	Crestwood Equity Partners LP(a)	20,312
793	Sunoco LP(a)	23,648
		43,960

	Transportation and Warehousing – 17.7%
2,543	Buckeye Partners LP(a)	162,752
1,610	DCP Midstream Partners LP(a)	54,386
1,132	Enable Midstream Partners LP(a)	17,467
4,916	Enbridge Energy Partners LP(a)	81,409
19,104	Energy Transfer Partners LP(a)	415,704
1,832	Genesis Energy LP(a)	57,140
947	Golar LNG Partners LP(a)	18,713
723	Holly Energy Partners LP(a)	23,685
1,333	NuStar Energy LP(a)	60,759
597	NuStar GP Holdings LLC(a)	15,492

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Transportation and Warehousing (Continued)
4,114	ONEOK Partners LP(a)	$201,215
8,039	Plains All American Pipeline LP(a)	212,872
823	Summit Midstream Partners LP(a)	19,011
714	Tallgrass Energy Partners LP(a)	35,414
3,501	Targa Resources Corporation	160,801
894	TC PipeLines LP(a)	50,305
		1,587,125

	Utilities – 0.2%
760	Western Refining Logistics LP(a)	18,772

	Wholesale Trade – 0.3%
1,969	NGL Energy Partners LP(a)	26,778
	TOTAL COMMON STOCKS (Cost $7,293,347)	7,334,967

	CLOSED-END FUNDS – 17.9%
6,043	Aberdeen Asia-Pacific Income Fund, Inc.	30,396
332	Advent Claymore Convertible
	Securities and Income Fund	5,398
455	Advent Claymore Convertible
	Securities and Income Fund II	2,857
153	Alcentra Capital Corporation	2,020
2,083	AllianceBernstein Global High Income Fund, Inc.	26,683
1,251	AllianzGI Convertible & Income Fund	8,694
1,042	AllianzGI Convertible & Income Fund II	6,460
3,140	Apollo Investment Corporation	19,719
378	Apollo Senior Floating Rate Fund, Inc.	6,539
346	Apollo Tactical Income Fund, Inc.	5,699
5,854	Ares Capital Corporation	97,469
561	Ares Dynamic Credit Allocation Fund, Inc.	9,111
317	Avenue Income Credit Strategies Fund	4,574
478	Barings Global Short Duration High Yield Fund	9,680
1,084	BlackRock Capital Investment Corporation	8,423
1,072	BlackRock Core Bond Trust	14,783
1,790	BlackRock Corporate High Yield Fund, Inc.	19,959
1,499	BlackRock Credit Allocation Income Trust	20,177

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	CLOSED-END FUNDS (Continued)
1,490	BlackRock Debt Strategies Fund, Inc.	$17,388
524	BlackRock Floating Rate Income Strategies Fund, Inc.	7,567
334	BlackRock Floating Rate Income Trust	4,873
1,509	BlackRock Income Trust, Inc.	9,522
526	BlackRock Limited Duration Income Trust	8,269
918	BlackRock Multi-Sector Income Trust	16,515
810	BlackRock Taxable Municipal Bond Trust	18,622
176	Blackstone/GSO Long-Short Credit Income Fund	2,897
213	Blackstone/GSO Senior Floating Rate Term Fund	3,825
1,063	Blackstone/GSO Strategic Credit Fund	17,242
1,020	Calamos Convertible & High Income Fund	12,005
947	Calamos Convertible Opportunities & Income Fund	10,625
826	Calamos Global Dynamic Income Fund	6,947
232	Capitala Finance Corporation	3,137
727	Clough Global Opportunities Fund	7,612
684	Cohen & Steers Limited Duration
	Preferred & Income Fund, Inc.	18,064
167	Cohen & Steers Select Preferred & Income Fund, Inc.	4,669
2,396	Credit Suisse High Yield Bond Fund	6,805
223	Delaware Enhanced Global Dividend & Income Fund	2,536
194	Deutsche High Income Opportunity Fund, Inc.	2,881
2,400	DoubleLine Income Solutions Fund	49,152
356	DoubleLine Opportunistic Credit Fund	8,989
1,754	Dreyfus High Yield Strategies Fund	6,209
567	Eaton Vance Floating-Rate Income Trust	8,590
1,646	Eaton Vance Limited Duration Income Fund	22,896
521	Eaton Vance Senior Floating-Rate Trust	7,768
925	Eaton Vance Senior Income Trust	6,244
252	Eaton Vance Short Duration
	Diversified Income Fund	3,541
314	Fidus Investment Corporation	5,168
1,770	Fifth Street Finance Corporation	7,239
394	Fifth Street Senior Floating Rate Corporation	3,061
502	First Trust High Income Long/Short Fund	8,690
1,417	First Trust Intermediate Duration
	Preferred & Income Fund	34,816
377	First Trust Senior Floating Rate Income Fund II	5,135

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	CLOSED-END FUNDS (Continued)
457	Flaherty & Crumrine Dynamic
	Preferred & Income Fund, Inc.	$11,763
263	Flaherty & Crumrine Preferred Income Fund	4,011
620	Flaherty & Crumrine Preferred
	Securities Income Fund, Inc.	13,392
140	Flaherty & Crumrine Total Return Fund, Inc.	3,090
373	Franklin Limited Duration Income Trust	4,450
3,411	FS Investment Corporation	30,870
341	Gladstone Capital Corporation	3,335
422	Gladstone Investment Corporation	3,887
503	Goldman Sachs BDC, Inc.	11,222
783	Golub Capital BDC, Inc.	15,918
245	Guggenheim Build America Bonds
	Managed Duration Trust	5,691
262	Guggenheim Strategic Opportunities Fund	5,486
1,056	Hercules Capital, Inc.	13,760
148	Insight Select Income Fund	2,890
272	Invesco Bond Fund	5,258
1,051	Invesco Dynamic Credit Opportunities Fund	12,854
4,311	Invesco Senior Income Trust	20,175
396	Ivy High Income Opportunities Fund	6,281
362	John Hancock Preferred Income Fund	7,971
237	John Hancock Preferred Income Fund II	5,186
443	John Hancock Preferred Income Fund III	8,426
1,166	John Hancock Premium Dividend Fund	19,694
367	KKR Income Opportunities Fund	6,536
510	Legg Mason BW Global Income
	Opportunities Fund, Inc.	6,712
256	LMP Capital & Income Fund, Inc.	3,640
697	Main Street Capital Corporation	26,570
777	Medley Capital Corporation	4,732
1,291	MFS Charter Income Trust	11,270
2,788	MFS Intermediate Income Trust	11,988
1,094	MFS Multimarket Income Trust	6,827
234	Monroe Capital Corporation	3,683
526	Morgan Stanley Emerging Markets Debt Fund, Inc.	5,271
943	Morgan Stanley Emerging
	Markets Domestic Debt Fund, Inc.	7,648

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	CLOSED-END FUNDS (Continued)
273	Neuberger Berman High Yield Strategies Fund, Inc.	$3,273
557	New American High Income Fund, Inc.	5,403
865	New Mountain Finance Corporation	12,586
198	Newtek Business Services Corporation	3,350
373	Nuveen Build America Bond Fund	7,848
1,922	Nuveen Credit Strategies Income Fund	16,837
273	Nuveen Diversified Dividend & Income Fund	3,413
784	Nuveen Floating Rate Income Fund	9,369
541	Nuveen Floating Rate Income Opportunity Fund	6,427
228	Nuveen Mortgage Opportunity Term Fund	5,755
546	Nuveen Preferred & Income Term Fund	13,710
1,367	Nuveen Preferred Income Opportunities Fund	14,066
2,860	Nuveen Preferred Securities Income Fund	29,029
936	Nuveen Senior Income Fund	6,458
143	Nuveen Short Duration Credit Opportunities Fund	2,545
244	Oxford Lane Capital Corporation	2,664
380	PennantPark Floating Rate Capital, Ltd.	5,354
1,033	PennantPark Investment Corporation	7,727
927	PIMCO Corporate & Income Opportunity Fund	15,166
950	PIMCO Corporate & Income Strategy Fund	16,036
3,366	PIMCO Dynamic Credit Income Fund	75,062
1,155	PIMCO Dynamic Income Fund	34,280
148	PIMCO Global StocksPLUS & Income Fund	2,883
1,794	PIMCO High Income Fund	15,931
213	PIMCO Income Opportunity Fund	5,600
353	PIMCO Income Strategy Fund	4,155
828	PIMCO Income Strategy Fund II	8,644
1,021	PIMCO Strategic Income Fund, Inc.	10,424
352	Pioneer Floating Rate Trust	4,196
408	Pioneer High Income Trust	4,088
4,962	Prospect Capital Corporation	39,597
988	Prudential Global Short
	Duration High Yield Fund, Inc.	15,047
802	Prudential Short Duration High Yield Fund, Inc.	12,503
2,825	Putnam Premier Income Trust	14,492
527	Solar Capital Limited	11,388
202	Solar Senior Capital, Ltd.	3,478
177	Stellus Capital Investment Corporation	2,505

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	CLOSED-END FUNDS (Continued)
374	Stone Harbor Emerging Markets Income Fund	$6,246
825	TCP Capital Corporation	13,934
1,130	TCW Strategic Income Fund, Inc.	6,249
1,150	Templeton Emerging Markets Income Fund	13,076
3,208	Templeton Global Income Fund	21,044
473	THL Credit, Inc.	4,711
733	TICC Capital Corporation	5,197
596	TPG Specialty Lending, Inc.	12,325
682	Triangle Capital Corporation	12,160
231	TriplePoint Venture Growth BDC Corporation	3,021
267	Virtus Global Multi-Sector Income Fund	4,590
2,088	Voya Prime Rate Trust	11,296
996	Wells Fargo Income Opportunities Fund	8,595
580	Wells Fargo Multi-Sector Income Fund	7,766
437	Western Asset Emerging
	Markets Debt Fund, Inc.	6,900
211	Western Asset Global Corporate
	Defined Opportunity Fund, Inc.	3,754
388	Western Asset Global High Income Fund, Inc.	3,969
3,113	Western Asset High Income Opportunity Fund, Inc.	16,062
2,064	Western Asset High Income Opportunity Fund II, Inc.	15,088
552	Western Asset High Yield
	Defined Opportunity Fund, Inc.	8,523
152	Western Asset Investment Grade
	Defined Opportunity Trust, Inc.	3,131
151	Western Asset Mortgage
	Defined Opportunity Fund, Inc.	3,798
	TOTAL CLOSED-END FUNDS (Cost $1,571,214)	1,611,351

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
May 31, 2017 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS – 0.3%
23,931	Government & Agency Portfolio Short-Term
	Investments Trust-Institutional class – 0.71%*	$23,931
	TOTAL SHORT-TERM INVESTMENTS (Cost $23,931)	23,931
	TOTAL INVESTMENTS – 99.9% (Cost $8,888,492)	8,970,249
	Other Assets in Excess of Liabilities – 0.1%	7,029
	NET ASSETS – 100.0%	$8,977,278

Percentages are stated as a percentage of net assets.

(a)	Master Limited Partnership (“MLP”)
#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the seven-day annualized yield as of May 31, 2017.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS AND LIABILITIES
At May 31, 2017 (Unaudited)

ASSETS
Investments in securities, at value (Cost $8,888,492)	$8,970,249
Receivable for Investments Sold	19,475
Dividends and interest receivable	11,693
Cash	122
Total assets	9,001,539

LIABILITIES
Payable for investments purchased	18,636
Management fees payable	5,625
Total liabilities	24,261

NET ASSETS	$8,977,278

Net assets consist of:
Paid-in capital	$9,153,717
Undistributed (accumulated) net investment income (loss)	(201,120)
Accumulated net realized gain (loss) on investments	(57,076)
Net unrealized appreciation (depreciation) on investments	81,757
Net assets	$8,977,278

Net asset value:
Net assets	$8,977,278
Shares outstanding^	500,000
Net asset value, offering and redemption price per share	$17.95

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
For the Six-Months Ended May 31, 2017 (Unaudited)

INCOME
Dividends	$199,863
Interest	67
Total investment income	199,930

EXPENSES
Management fees	32,623
Total expenses	32,623
Net investment income (loss)	167,307

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	220,117
Capital gain distributions from regulated investment companies	370
Change in unrealized appreciation (depreciation) on investments	175,577
Net realized and unrealized gain (loss) on investments	396,064
Net increase (decrease) in net assets
resulting from operations	$563,371

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended	Year Ended
	May 31, 2017	November 30,
	(Unaudited)	2016
OPERATIONS
Net investment income (loss)	$167,307	$242,439
Net realized gain (loss) on investments	220,487	(240,167)
Change in unrealized appreciation
(depreciation) on investments	175,577	673,686
Net increase (decrease) in net assets
resulting from operations	563,371	675,958

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(311,750)	(279,464)
Tax return of capital to shareholders	—	(139,786)
Total distributions to shareholders	(311,750)	(419,250)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	2,694,285	1,746,685
Payments for shares redeemed	(934,185)	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,760,100	1,746,685
Net increase (decrease) in net assets	$2,011,721	$2,003,393

NET ASSETS
Beginning of period/year	$6,965,557	$4,962,164
End of period/year	$8,977,278	$6,965,557
Undistributed (accumulated) net
investment income (loss)	$(201,120)	$(56,677)

(a)	A summary of capital share transactions is as follows

	Six-Months Ended	Year ended
	May 31, 2017	November 30,
	(Unaudited)	2016
	Shares	Shares
Subscriptions	150,000	100,000
Redemptions	(50,000)	—
Net increase (decrease)	100,000	100,000

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months Ended		Year Ended	Period Ended
	May 31, 2017		November 30,	November 30,
	(Unaudited)		2016	2015(1)
Net asset value,
beginning of period/year	$17.41		$16.54	$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.35		0.74	0.63
Net realized and unrealized
gain (loss) on investments	0.83		1.42	(3.01)
Total from investment operations	1.18		2.16	(2.38)

DISTRIBUTIONS:
Distributions from:
Net investment income	(0.64)		(0.85)	(0.59)
Tax return of capital
to shareholders	—		(0.44)	(0.49)
Total distributions	(0.64)		(1.29)	(1.08)

Net asset value,
end of period/year	$17.95		$17.41	$16.54

Total return	6.82	%(3)	14.02%	(12.39	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of period/year (000’s)	$8,977		$6,966	$4,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)	0.76%	0.75	%(4)
Ratio of expenses excluding tax
expense to average net assets	0.75	%(4)	0.75%	0.75	%(4)
Net investment income (loss)
to average net assets	3.85	%(4)	4.49%	3.72	%(4)
Net investment income (loss)
excluding tax expense
to average net assets	3.85	%(4)	4.50%	3.72	%(4)
Portfolio turnover rate(5)	39	%(3)	54%	23	%(3)

(1)	Commencement of operations on January 6, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Series – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and closed-end funds that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,334,967	$—	$—	$7,334,967
Closed-End Funds	1,611,351	—	—	1,611,351
Short-Term Investments	23,931	—	—	23,931
Total Investments
in Securities	$8,970,249	$—	$—	$8,970,249

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the six-months ended May 31, 2017 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to May 31, 2017, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging in consultation with Penserra Capital Management, LLC (the “Sub Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

For the six-months ended May 31, 2017, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Adviser, $2,837 for broker commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the six-months ended May 31, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,296,646 and $3,306,106, respectively.

During the six-months ended May 31, 2017, there were no purchases or sales of U.S. Government securities.

During the six-months ended May 31, 2017, in-kind transactions associated with creations were $2,666,219 and redemptions were $928,676.

NOTE 5 – INCOME TAX INFORMATION

The tax character of distributions paid by the Fund during the six-months ended May 31, 2017 and year ended November 30, 2016 were as follows:

	Six-Months Ended	Year Ended
	May 31, 2017	November 30, 2016
Ordinary Income	$311,750	$279,464
Return of Capital	—	139,786
Total Distributions Paid	$311,750	$419,250

The amount and character of tax-basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are analyzed at fiscal year-end; accordingly, tax-basis balances have not been determined for the six-month period ended May 31, 2017.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

The cost basis of investments for federal income tax purposes as of May 31, 2017 was as follows+:

Tax cost of investments	$8,888,492
Gross tax unrealized appreciation	534,020
Gross tax unrealized depreciation	(452,263)
Net tax unrealized appreciation (depreciation)	$81,757

+
Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

As of November 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Net tax unrealized appreciation (depreciation)	$(202,570)
Undistributed ordinary Income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain (loss)	(225,490)
Total accumulated gain (loss)	$(428,060)

At November 30, 2016, the Fund had no post-October capital losses or late-year ordinary losses.

As of November 30, 2016, the Fund had a capital loss carryforward of $225,490. This amount does not have an expiration date.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
May 31, 2017 (Unaudited) (Continued)

purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $750, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction fees received during the period. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Master Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2017 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 – May 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Master Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended May 31, 2017 (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	December 1, 2016	May 31, 2017	During the Period(1)
Actual	$1,000.00	$1,068.20	$3.87
Hypothetical (5% annual	$1,000.00	$1,021.19	$3.78
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 182 days, and divided by the number of days in the current twelve-month period, 365 days.

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on January 5, 2017 and January 26, 2017 (the “Meetings”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Master Income ETF (the “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and Sub-Adviser, along with other service providers of the Fund, had provided written updates on the Fund and each firm over the course of the year, and the Board considered that information alongside the set of materials they had received in advance of the Meeting (the “Materials”) in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to the Fund, such as overseeing the activities of the Sub-Adviser, including whether the Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding the Fund’s performance as of December 31, 2016, in the Materials. The Board considered that, because the objective of the Fund is to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for the Fund is handled by the Sub-Adviser, the Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of the Fund was not directly relevant to their consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale. The Board then reviewed the expense ratio for the Fund and compared it to the universe of US Fund Allocation – 85%+ Equity exchange traded funds (“ETFs”), as reported by Morningstar (“Category Peer Group”), as well as a group of appropriate peers as identified by management (“Selected Peer Group”). The Board noted that the Selected Peer Group included certain funds from outside the Category Peer Group that management believed were direct competitors of the Fund, despite their different category classifications. The Board noted that the expense ratio for the Fund was in line with the median of the Category Peer Group and Selected Peer Group.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to the Fund. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered previous reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of October 31, 2016. The Board considered that, because the Fund is designed to track the performance of an index, the relevant consideration is the extent to which the Fund tracked its index before fees and expenses. The Board noted that the Fund’s one-year and since inception tracking error was generally in line with the Fund’s management fee.  The Board noted that the Fund had been operating for less than two years, which was a short period of time by which to judge the Sub-Adviser’s performance.

Master Income ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement and noted that the Fund’s sub-advisory fee was in line with the fees charged by the Sub-Adviser for other index ETFs. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the unified fee it receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board also took into account an analysis of the Sub-Adviser’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Master Income ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.masterincomeetf.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.masterincomeetf.com.

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Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California  94563

Index Provider
Trust & Fiduciary Management Services, LLC
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC  20004

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     August 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
              Paul R. Fearday, President (principal executive officer)

Date     August 8, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     August 8, 2017